Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Standardized Measure of Discounted Future Net Cash Flows (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Argentina [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	$ 1,786,896	$ 564,396	$ 669,791
Future production costs	(913,980)	(349,819)	(379,757)
Future development costs	(304,448)	(128,885)	(120,862)
Future income tax expenses	(121,388)	(2,324)	(29,956)
10% annual discount for estimated timing of cash flows	(138,847)	(16,935)	(32,805)
Total standardized measure of discounted future net cash flows	308,233	66,433	106,411
Worldwide [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	1,786,896	564,396	669,791
Future production costs	(913,980)	(349,819)	(379,757)
Future development costs	(304,448)	(128,885)	(120,862)
Future income tax expenses	(121,388)	(2,324)	(29,956)
10% annual discount for estimated timing of cash flows	(138,847)	(16,935)	(32,805)
Total standardized measure of discounted future net cash flows	$ 308,233	$ 66,433	$ 106,411